RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Right-of-use Assets And Lease Liabilities
Lease expense	$ 256,923	$ 1,991,668	$ 331,945